Related Parties Balances and Transactions - Schedule of Amounts Due from Related Parties (Details) - Related Party [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Balance	$ 1,592,593	$ 2,995,246
Loan to PFHGL		8,401
Accrual interest due from PFHGL		(1,414,340)
Loans & interest repayment
Rental fee due from PSL	15,357
Balance		27,962
Other expense paid on behalf for the Group	252,820
Repayment to Hongtao Shi	(170,220)
Salary and other expense paid by the Group on behalf of PFHGL	37,411	41,644
Other expense paid by the Group on behalf of PCGI		(1,281)
Provision of current expected credit losses	(1,702,032)	(44,835)
Exchange diff.	56,671	7,758
Balance		1,592,593
Rental expense incurred by renting from PSL		25,548
Rental expense paid to PSL		(53,651)
Exchange diff.	1	141
Balance	85,601
Prestige Capital Global Inc. [Member]
Related Party Transaction [Line Items]
Balance		1,275
Loan to PFHGL
Accrual interest due from PFHGL
Loans & interest repayment
Salary and other expense paid by the Group on behalf of PFHGL
Other expense paid by the Group on behalf of PCGI		(1,281)
Provision of current expected credit losses
Exchange diff.		6
Balance
Prestige Securities Limited [Member]
Related Party Transaction [Line Items]
Balance
Loan to PFHGL
Accrual interest due from PFHGL
Loans & interest repayment
Rental fee due from PSL	15,357
Balance		27,962
Other expense paid on behalf for the Group
Repayment to Hongtao Shi
Salary and other expense paid by the Group on behalf of PFHGL
Other expense paid by the Group on behalf of PCGI
Provision of current expected credit losses	(15,432)
Exchange diff.	75
Balance
Rental expense incurred by renting from PSL		25,548
Rental expense paid to PSL		(53,651)
Exchange diff.		141
Balance
Prestige Financial Holdings Group [Member]
Related Party Transaction [Line Items]
Balance	1,592,593	2,993,971
Loan to PFHGL		8,401
Accrual interest due from PFHGL		(1,414,340)
Loans & interest repayment
Rental fee due from PSL
Salary and other expense paid by the Group on behalf of PFHGL	37,411	41,644
Other expense paid by the Group on behalf of PCGI
Provision of current expected credit losses	(1,686,600)	(44,835)
Exchange diff.	56,596	7,752
Balance		1,592,593
Hongtao Shi [Member]
Related Party Transaction [Line Items]
Balance
Other expense paid on behalf for the Group	232,220
Repayment to Hongtao Shi	(170,220)
Rental expense incurred by renting from PSL
Rental expense paid to PSL
Exchange diff.	1
Balance	65,001
Ngat Wong [Member]
Related Party Transaction [Line Items]
Balance
Other expense paid on behalf for the Group	20,600
Repayment to Hongtao Shi
Rental expense incurred by renting from PSL
Rental expense paid to PSL
Exchange diff.
Balance	$ 20,600